Investment Securities (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Investments
	2014				2013
		Gross	Gross			Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Amortized	unrealized	unrealized	Estimated
December 31 (In millions)	cost	gains	losses	fair value	cost	gains	losses	fair value

GE
Debt
U.S. corporate	$12	$-	$-	$12	$21	$14	$-	$35
Corporate – non-U.S.	1	-	-	1	13	-	(1)	12
Equity
Available-for-sale	69	4	(2)	71	302	9	(41)	270
Trading	-	-	-	-	6	-	-	6
	82	4	(2)	84	342	23	(42)	323

GECC
Debt
U.S. corporate	19,810	3,962	(69)	23,703	19,450	2,307	(217)	21,540
State and municipal	4,173	555	(53)	4,675	4,214	235	(190)	4,259
Residential mortgage-backed(a)	1,544	153	(5)	1,692	1,803	139	(46)	1,896
Commercial mortgage-backed	2,903	170	(10)	3,063	2,929	188	(82)	3,035
Asset-backed	304	8	(17)	295	448	7	(43)	412
Corporate – non-U.S.	908	109	(1)	1,016	1,131	85	(6)	1,210
Government – non-U.S.	1,560	152	(2)	1,710	2,062	81	(6)	2,137
U.S. government and federal
agency	1,957	56	-	2,013	752	45	(27)	770
Retained interests	-	-	-	-	1	-	-	1
Equity
Available-for-sale	109	24	(1)	132	167	28	(2)	193
Trading	21	-	-	21	22	-	-	22
	33,289	5,189	(158)	38,320	32,979	3,115	(619)	35,475

Eliminations	(4)	-	-	(4)	(5)	-	-	(5)
Total	$33,367	$5,193	$(160)	$38,400	$33,316	$3,138	$(661)	$35,793

(a) Substantially collateralized by U.S. mortgages. At December 31, 2014, $1,158 million related to securities issued by government-sponsored entities and $534 million related to securities of private-label issuers. Securities issued by private-label issuers are collateralized primarily by pools of individual direct mortgage loans of financial institutions

Schedule of investments, by type and length in continuous loss position
ESTIMATED FAIR VALUE AND GROSS UNREALIZED LOSSES OF AVAILABLE-FOR-SALE INVESTMENT
SECURITIES

	In loss position for
	Less than 12 months		12 months or more
		Gross		Gross
	Estimated	unrealized	Estimated	unrealized
December 31 (In millions)	fair value(a)	losses(a)(b)	fair value	losses(b)

2014
Debt
U.S. corporate	$554	$(16)	$836	$(53)
State and municipal	67	(1)	308	(52)
Residential mortgage-backed	30	-	146	(5)
Commercial mortgage-backed	165	(1)	204	(9)
Asset-backed	9	-	42	(17)
Corporate – non-U.S.	42	(1)	3	-
Government – non-U.S.	677	(2)	14	-
U.S. government and federal agency	705	-	1	-
Equity	10	(3)	-	-
Total	$2,259	$(24)	$1,554	$(136)	(c)

2013
Debt
U.S. corporate	$2,170	$(122)	$598	$(95)
State and municipal	1,051	(80)	367	(109)
Residential mortgage-backed	219	(10)	430	(37)
Commercial mortgage-backed	396	(24)	780	(58)
Asset-backed	23	(2)	299	(42)
Corporate – non-U.S.	94	(2)	160	(4)
Government – non-U.S.	1,268	(6)	1	-
U.S. government and federal agency	229	(27)	254	-
Retained interests	-	-	-	-
Equity	246	(43)	-	-
Total	$5,696	$(316)	$2,889	$(345)

(a) Includes the estimated fair value of and gross unrealized losses on Corporate-non-U.S. and Equity securities held by GE. At December 31, 2014, there were no Corporate-non-U.S. securities held by GE in a loss position. At December 31, 2014, the estimated fair value of and gross unrealized losses on Equity securities were $4 million and $(2) million, respectively. At December 31, 2013, the estimated fair value of and gross unrealized losses on Corporate-non-U.S. securities were $12 million and $(1) million, respectively. At December 31, 2013 the estimated fair value of and gross unrealized losses on Equity securities were $222 million and $(41) million, respectively.

(b) Included gross unrealized losses related to securities that had other-than-temporary impairments previously recognized of an insignificant amount at December 31, 2014.

(c) The majority relate to debt securities held to support obligations to holders of GICs and substantially all are debt securities that were considered to be investment-grade by the major rating agencies at December 31, 2014.

Pre Tax Other Than Temporary Impairments On Investment Securities [TableTextBlock]
PRE-TAX, OTHER-THAN-TEMPORARY IMPAIRMENTS ON INVESTMENT SECURITIES

(In millions)	2014	2013	2012

Total pre-tax, OTTI recognized	$317	$202	$122
Pre-tax, OTTI recognized in AOCI	(4)	(31)	(51)
Pre-tax, OTTI recognized in earnings(a)	$313	$171	$71

(a) Included pre-tax, other-than-temporary impairments recorded in earnings related to equity securities of $220 million, $1 million and $10 million in 2014, 2013 and 2012, respectively

Other than Temporary Impairment, Credit Losses Recognized in Earnings [Table Text Block]
CHANGES IN CUMULATIVE CREDIT LOSS IMPAIRMENTS RECOGNIZED ON DEBT SECURITIES STILL HELD

(In millions)	2014	2013	2012

Cumulative credit loss impairments recognized, beginning of period	$474	$392	$512
Credit loss impairments recognized on securities not previously impaired	-	121	14
Incremental credit loss impairments recognized
on securities previously impaired	4	25	24
Less credit loss impairments previously recognized on securities sold
during the period or that we intend to sell	302	64	158
Cumulative credit loss impairments recognized, end of period	$176	$474	$392

Schedule of contractual maturities
CONTRACTUAL MATURITIES OF INVESTMENT IN AVAILABLE-FOR-SALE DEBT SECURITIES
(EXCLUDING MORTGAGE-BACKED AND ASSET-BACKED SECURITIES)

	Amortized	Estimated
(In millions)	cost	fair value

Due
Within one year	$2,385	$2,395
After one year through five years	3,110	3,346
After five years through ten years	4,683	5,060
After ten years	18,243	22,329

Supplemental gross realized gains losses on available-for-sale investment securities
GROSS REALIZED GAINS AND LOSSES ON AVAILABLE-FOR-SALE INVESTMENT SECURITIES

(In millions)	2014	2013	2012

GE
Gains	$3	$1	$-
Losses, including impairments	(218)	(20)	(1)
Net	(215)	(19)	(1)

GECC
Gains	95	148	134
Losses, including impairments	(108)	(158)	(134)
Net	(13)	(10)	-
Total	$(228)	$(29)	$(1)